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                     UBS PAINEWEBBER RETIREMENT MONEY FUND

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED AUGUST 31, 2001

                                                                   April 8, 2002

Dear Investor,

This is a supplement to the Statement of Additional Information for UBS Retirement Money Fund (the "Fund"), a series of UBS PaineWebber RMA Money Fund, Inc.

The purpose of the supplement is to notify you of (1) a change to the name of the company that serves as the Fund's principal underwriter, sub-advisor and sub-administrator and the name of a related firm; and (2) a change of counsel for the Fund.

    1. NAME CHANGES -- SUB-ADVISOR, SUB-ADMINISTRATOR AND PRINCIPAL UNDERWRITER AND A RELATED FIRM

      Effective April 8, 2002, Brinson Advisors, Inc., the Fund's sub-advisor, sub-administrator and principal underwriter has changed its name to "UBS Global Asset Management (US) Inc." References to "Brinson Advisors, Inc." are replaced with "UBS Global Asset Management (US) Inc." References to "Brinson Advisors" are replaced with "UBS Global AM."
      Also, effective April 8, 2002, Brinson Partners, Inc., an affiliate of UBS Global Asset Management (US) Inc., is changing its name to "UBS Global Asset Management (Americas) Inc." Any references in the Statement of Additional Information to "Brinson Partners, Inc." are replaced with "UBS Global Asset Management (Americas) Inc." References to "Brinson Partners" are replaced with "UBS Global AM (Americas)."

    2.  COUNSEL

      The paragraph under "Counsel" on page 21 of the Statement of Additional Information is replaced in its entirety by the following:
      The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the Fund. Dechert also acts as counsel to UBS Global AM in connection with other matters. Wilkie Farr & Gallagher, 787 Seventh Avenue, New York, NY 10019, serves as independent counsel to the Independent Directors.

                                                                 Item No. ZS-127